CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash	$ 3,532	$ 54,268	$ 12,620
Accounts receivable on completed projects	40,018	43,221	30,408
Costs and estimated earnings on contracts in progress	232,423	319,001	243,693
Amortizable original issue discount		0	89,561
Total Current Assets	275,973	416,490	376,282
Fixed Assets
Fixed assets – net of accumulated depreciation	374,967	393,887	354,938
Other Assets
Investment in long term leases	3,759	3,995	4,136
Security deposits		0	5,200
Total Other Assets		3,995	9,336
Total Assets	654,699	814,372	740,556
Accounts payable and accrued expenses	608,581	526,981	583,700
Short term notes payable	155,979	347,459	436,267
Excess billing on contracts in progress	229,713	558,907	76,052
Derivative liability on convertible debentures		0	97,974
Notes payable to related parties	285,816	311,340	248,558
Convertible debentures – net of discount	205,193	153,817	472,971
Current portion of long term debt	41,896	27,702	18,860
Current liabilities
Total Current Liabilities	1,527,178	1,926,206	1,934,382
Long term debt, net of current portion	505,176	472,293	300,000
Total Liabilities	2,032,354	2,398,499	2,234,382
Commitments and contingencies
Stockholders’ Deficit:
Preferred stock	27,800	30,000	30,000
Common stock	70,462	15,702	886
Additional paid-in capital	5,819,645	5,456,438	5,036,796
Accumulated deficit	(7,295,562)	(7,086,267)	(6,561,508)
Total Stockholders’ Deficit	(1,377,655)	(1,584,127)	(1,493,826)
Total Liabilities and Stockholders’ Deficit	$ 654,699	$ 814,372	$ 740,556